Income Taxes (Narrative) (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 01, 2013	Oct. 02, 2012	Oct. 01, 2013	Oct. 02, 2012	Jan. 01, 2013	Jan. 03, 2012	Dec. 28, 2010
Operating Loss Carryforwards [Line Items]
Pre-tax net income	$ 5,448,000	$ 240,000	$ 6,890,000	$ 6,144,000	$ 8,378,000	$ 5,609,000	$ 2,012,000
Foreign income (loss)					(300,000)
Tax benefits on options					27,000	109,000
True up adjustments					242,000	349,000	432,000
Estimated effective tax rate	39.20%		39.20%
Effective tax rate			38.00%	41.30%	38.40%	31.70%	(18.20%)
Increase in equity if realized					3,300,000
Federal [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards					$ 15,600,000	$ 18,100,000